CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Tranche A units Members' Units	Preferred Tranche C units Members' Units	Members' Units	(Accumulated Deficit) Retained Earnings	Total
Balance at beginning of period at Dec. 31, 2013			$ 1,174	$ 188	$ 1,362
Change in Members' Equity
Related party - note payable converted to equity			62,423		62,423
Related party - note payable converted to equity (in units)	62,423
Convertible notes converted to equity			38,950		38,950
Convertible notes converted to equity (in units)	14,514
Units issued			403,038		403,038
Units issued (in units)	150,175
Unit issuance costs			(9,843)		(9,843)
Promissory notes issued to officers			(5,368)		(5,368)
Restricted stock units issued (in units)	671
Unit-based compensation			4,462		4,462
Units issued for oil and gas properties			322		322
Units issued for oil and gas properties (in shares)	120
Net income (loss)				49,842	49,842
Balance at end of period at Dec. 31, 2014			495,158	50,030	545,188
Balance at end of period (in units) at Dec. 31, 2014	227,903
Change in Members' Equity
Units issued			223,350		223,350
Units issued (in units)		68,723
Unit issuance costs			(4,649)		(4,649)
Restricted stock units issued (in units)	2,514
Unit-based compensation			4,583		4,583
Net income (loss)				(38,060)	(38,060)
Balance at end of period at Sep. 30, 2015			718,442	11,970	730,412
Balance at end of period (in units) at Sep. 30, 2015	230,417	68,723
Balance at beginning of period at Dec. 31, 2014			495,158	50,030	545,188
Balance at beginning of period (in units) at Dec. 31, 2014	227,903
Change in Members' Equity
Units issued			254,986		254,986
Units issued (in units)		78,444
Unit issuance costs			(4,648)		(4,648)
Restricted stock units issued (in units)	3,198
Unit-based compensation			5,970		5,970
Net income (loss)				(47,264)	(47,264)
Balance at end of period at Dec. 31, 2015			751,466	2,766	754,232
Balance at end of period (in units) at Dec. 31, 2015	231,101	78,444
Change in Members' Equity
Units issued			121,370		121,370
Units issued (in units)		37,345
Units repurchased			(8,429)		(8,429)
Units repurchased (in units)	(1,327)	(82)
Unit issuance costs			(1,022)		(1,022)
Restricted stock units issued (in units)	7,661
Unit-based compensation			14,922		14,922
Net income (loss)				(210,400)	(210,400)
Balance at end of period at Sep. 30, 2016			$ 883,869	$ (207,634)	$ 676,235
Balance at end of period (in units) at Sep. 30, 2016	237,435	115,707